Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables And Accruals [Abstract]
Refund liability	[1]	¥ 243,236		¥ 232,859
Salary and welfare payables		139,020		171,520
Accrued marketing expenses		41,869		108,957
Payables to educational institutions	[2]	28,960		24,452
Advanced deposits	[3]	24,204		20,137
Other tax liabilities	[4]	75,674		15,537
Accrued service fees	[5]	5,691		13,020
Payables for leasehold improvement and intangible assets		6,089		7,142
Other payables		21,300		14,165
Total		¥ 586,043	$ 91,961	¥ 607,789

[1]	Refund liability represented the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy.
[2]	The balance represented tuition fees collected from the students for their registrations with educational institutions.
[3]	Advanced deposits primarily included down payments paid by prospective students before contracts signing.
[4]	The balance represented accrued tax liabilities in accordance with local tax laws.
[5]	The balance represented accrued expenses for outsourced service providers and other professional services.